Other Receivables and Other Current Assets (Details) - USD ($)	Aug. 25, 2023	May 25, 2023	Apr. 10, 2023	Oct. 31, 2023	Oct. 31, 2022
Other Receivables And Other Current Assets [Line Items]
Other receivables				$ 1,275,000
Crone Law Group,P.C. (“Crone”) [Member]
Other Receivables And Other Current Assets [Line Items]
Legal service agreement			$ 215,000
Topway International Limited (“Topway”) [Member]
Other Receivables And Other Current Assets [Line Items]
Consulting agreements fees	$ 1,060,000	$ 1,060,000